Ropes & Gray LLP

2099 Pennsylvania Avenue

Washington, D.C. 20006-6807

WRITER’S DIRECT DIAL NUMBER: (202) 508-4732

December 3, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds, File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

On behalf of Sterling Capital Funds, accompanying this letter for electronic filing under Rule 497(e) of the Securities Act of 1933, as amended (“Rule 497(e)”), are interactive data files relating to an amendment, filed with the Securities and Exchange Commission on November 16, 2015 under Rule 497, to the following:

1.	The Class A and Class C Shares Prospectus, dated November 16, 2015, as amended for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund; and
2.	The Institutional Shares Prospectus, dated November 16, 2015, as amended for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund.

The purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3.(g) of Form N-1A, and Rule 497(e).

Please call me at 202.508.4732 if you have any questions regarding this filing.

Sincerely,

/s/ Molly Moore

Molly Moore